Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 7,378	$ 6,152
Accounts receivable (net of allowance for doubtful accounts of $389 and $488)	13,524	14,271
Contract with Customer, Asset, Net, Current	4,184	3,486
Inventory, net	10,950	10,083
Other assets, current	1,461	1,511
Total Current Assets	37,497	35,503
Customer financing assets	3,477	3,023
Future income tax benefits	1,611	1,646
Fixed assets, net	12,755	12,297
Operating Lease, Right-of-Use Asset	2,599	0
Goodwill	48,063	48,112
Intangible assets, net	26,046	26,424
Other assets	7,668	7,206
Total Assets	139,716	134,211
Liabilities and Equity
Short-term borrowings	2,364	1,469
Accounts payable	10,809	11,080
Accrued liabilities	11,737	10,223
Contract with Customer, Liability, Current	6,180	5,720
Long-term debt currently due	3,496	2,876
Total Current Liabilities	34,586	31,368
Long-term debt	37,788	41,192
Future pension and postretirement benefit obligations	3,502	4,018
Operating Lease, Liability, Noncurrent	2,144	0
Contract with Customer, Liability, Noncurrent	5,732	5,069
Other long-term liabilities	11,638	11,845
Total Liabilities		93,492
Redeemable noncontrolling interest		109
Capital Stock:
Preferred Stock, $1 par value; 250,000 shares authorized; None issued or outstanding	0	0
Common Stock, $1 par value; 4,000,000 shares authorized; 1,450,845 and 1,446,961 shares issued	23,019	22,514
Treasury Stock— 586,479 and 585,479 common shares at average cost	32,626	32,482
Retained earnings	61,594	57,823
Unearned ESOP shares	64	76
Total Accumulated other comprehensive loss	(10,149)	(9,333)
Total Shareowners' Equity	41,774	38,446
Noncontrolling interest	2,457	2,164
Total Equity	44,231	40,610
Total Liabilities and Equity	139,716	134,211
Allowance for doubtful accounts	$ 389	$ 488
Preferred Stock, par value	$ 1
Preferred Stock. shares authorized	250,000
Common Stock, par value	$ 1
Common Stock, shares authorized	4,000,000
Common Stock, Shares, Issued	1,450,845	1,446,961
Treasury Stock, shares	586,479	585,479